Supplemental Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010 HOST HOTELS & RESORTS L.P.	Dec. 31, 2009 HOST HOTELS & RESORTS L.P.	Dec. 31, 2008 HOST HOTELS & RESORTS L.P.	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. Company Parent Member	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. Company Parent Member	Dec. 31, 2008 HOST HOTELS & RESORTS L.P. Company Parent Member	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. Guarantor Subsidiaries	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. Guarantor Subsidiaries	Dec. 31, 2008 HOST HOTELS & RESORTS L.P. Guarantor Subsidiaries	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. Non-Guarantor Subsidiaries	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. Non-Guarantor Subsidiaries	Dec. 31, 2008 HOST HOTELS & RESORTS L.P. Non-Guarantor Subsidiaries
OPERATING ACTIVITIES
Cash provided by operations	$ 520	$ 552	$ 1,020	$ 22	$ 64	$ 60	$ 239	$ 197	$ 401	$ 259	$ 291	$ 559
INVESTING ACTIVITIES
Proceeds from sales of assets, net	12	199	38	3	30	14	9	143	24		26
Acquisitions	(342)						(164)			(178)
Proceeds from sale of interest in CMB Joint Venture LLC		13			13
Deposits for acquisitions	(38)			(38)
Investment in and return of capital from affiliates, net		32			32
Deferred sale proceeds received from HPT	17.0									17.0
Investment in affiliates	(1)	(7)	(77)	(1)		(77)
Purchase of mortgage note on a portfolio of hotels	(53)						(53)
Capital expenditures	(309)	(340)	(672)	(20)	(24)	(54)	(154)	(173)	(356)	(135)	(143)	(262)
Change in furniture, fixtures & equipment (FF&E) replacement fund	(17)	(6)	3	(17)	(4)	(4)	3	20	5	(3)	(22)	2
Change in FF&E replacement funds designated as restricted cash	22	(14)	6					(4)	6	22	(10)
Property insurance proceeds	3									3
Other			(14)									(14)
Cash provided by (used in) investing activities	(706)	(116)	(716)	(73)	47	(121)	(359)	(14)	(321)	(274)	(149)	(274)
FINANCING ACTIVITIES
Financing costs	(10)	(20)	(8)	(9)	(15)	(3)				(1)	(5)	(5)
Issuance of debt	500	906	300	500	786						120	300
Draw on credit facility	56		410	56		410
Repayment on credit facility		(410)			(410)
Repurchase/redemption of senior notes, including exchangeable debentures	(821)	(139)	(82)	(821)		(82)
Repurchase/redemption of senior notes, including exchangeable debentures		(139)			(139)
Mortgage debt prepayments and scheduled maturities	(364)	(342)	(245)					(342)	(34)	(364)		(211)
Scheduled principal repayments	(13)	(14)	(16)				(2)	(3)	(6)	(11)	(11)	(10)
Common OP unit issuance	406	767		406	767
Common OP unit repurchase			(100)			(100)
Redemption of preferred OP units	(101)			(101)
Distributions on common OP units	(20)	(43)	(542)	(20)	(43)	(542)
Distributions on preferred OP units	(6)	(9)	(9)	(6)	(9)	(9)
Distributions to non-controlling interests	(4)	(2)	(8)							(4)	(2)	(8)
Contributions from non-controlling interests	11									11
Change in restricted cash for financing activities	23	4	16	5			(1)	3	1	19	1	15
Transfers to/from Parent				(551)	37	346	119	149	(60)	432	(186)	(286)
Cash provided by (used in) financing activities	(343)	698	(284)	(541)	974	20	116	(193)	(99)	82	(83)	(205)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (529)	$ 1,134	$ 20	$ (592)	$ 1,085	$ (41)	$ (4)	$ (10)	$ (19)	$ 67	$ 59	$ 80